11 Greenway Plaza
Houston, TX 77046

invesco.com
March 28, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Short-Term Investments Trust
CIK 0000205007
1933 Act Registration No. 002-58287
1940 Act Registration No. 811-02729
Dear Sir or Madam:
Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 94 (the “Amendment”) to the Registration Statement of Short-Term Investments Trust. This Amendment is being filed in order to register Premier Class shares of Invesco Government & Agency Portfolio (the “Fund”).
The Registrant believes that selective review is proper because the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the Invesco Funds complex. The sections of the Prospectus titled “Fund Summary - Principal Investment Strategies of the Fund” and “Fund Summary – Principal Risks of Investing in the Fund” along with the sections titled “Investment Objective(s), Strategies, Risks and Portfolio Holdings” through “Other Information” and the sections of the Statement of Additional Information beginning with “DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS ” through the end of “DISTRIBUTION OF SECURITIES” (including the appendices), are substantially similar and not materially different from those same sections most recently reviewed by the SEC Staff in connection with the N-1A and related amendments for the Fund, filed on October 19, 2020 (File No. 002-58287; SEC Accession No. 0001137439-20-000880).
Please send all copies of all correspondence with respect to this Amendment to me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate General Counsel